Summary Prospectus

Alpine Accelerating Dividend Fund
Institutional Class: AADDX
Class A: AAADX
February 28, 2013

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at http://www.alpinefunds.com. You may also obtain this information at no cost by calling 1-888-785-5578 or by sending an e-mail request to questions@alpinefunds.com. The Fund’s Prospectus and Statement of Additional Information, both dated February 28, 2013, as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the Fund’s Annual Report to shareholders, dated October 31, 2012, are incorporated by reference into this Summary Prospectus.

Investment Objectives

Alpine Accelerating Dividend Fund (the “Accelerating Dividend Fund”) seeks income. Long-term growth of capital is a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary and in the Fund’s Prospectus and Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
Maximum Deferred Sales Charge (Load)	Generally none	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fee	0.25%	None
Other Expenses	2.26%	2.26%
Total Annual Fund Operating Expenses	3.51%	3.26%
Fee Waiver / Expense Reimbursements (2)	(1.91)%	(1.91)%
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement	1.60%	1.35%

(1)
The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class. This arrangement cannot be terminated prior to February 28, 2014 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$799	$1,401	$2,118	$4,007
Institutional Class	$237	$825	$1,537	$3,428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2012, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Accelerating Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign companies that pay dividends. This includes companies that have announced a special dividend or announced that they will pay dividends within six months. The Fund seeks to provide dividend income without regard to whether the dividends qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended (the “Code”). Under normal circumstances, the Fund expects to invest in the equity securities of U.S. issuers, as well as in non-U.S. issuers.

The Fund combines three research driven investment strategies — dividend, growth and value — to generate sustainable distributed dividend income and to identify issuers globally with the potential for accelerating dividends and capital appreciation. The Fund seeks to invest in issuers with a history of or potential for “accelerating dividends,” dividends that increase over time and where the amount of such increases grows over time. In selecting issuers, the Adviser analyzes each company’s dividend history, free cash flow and dividend payout ratios to assess that company’s potential to provide accelerating dividends as well the sustainability of dividend growth. The Fund uses a multi-cap, multi-sector, multi-style approach to invest in the securities of issuers of any capitalization level and in any sector or industry.

The Fund invests in the equity securities of U.S. and foreign issuers, including those in emerging markets. The Fund is not restricted with respect to how much it may invest in the issuers of any single country or the amount it may invest in non-U.S. issuers, provided the Fund limits its investments in countries that are considered emerging markets to no more than 25% of its net assets at the time of investment. An “emerging market” country is any country that is listed on the MSCI Emerging Market Index. Allocation of the Fund’s assets among countries is dependent on the economic outlook of those countries and the dividends available in their markets. The Adviser screens the U.S. and foreign issuers in which it considers investing using the same criteria, including accelerating dividends, sufficiently liquid trading in an established market, and also its judgment that the issuer may have good prospects for earnings growth or may be undervalued.

The Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Certain of the Fund’s investment strategies may limit the amount of dividend income the Fund receives from qualifying for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of investments in the Fund by the Adviser or principals of the Adviser, which, as of the date of this Prospectus, does not permit investments in IPOs by the Fund) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

•
Dividend Strategy Risk — The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out favor with investors and underperform the market. Companies that issue dividend paying-stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur.

•
Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•
Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund’s shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

•
Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

•
Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

•
Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

•
Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•
Micro Capitalization Company Risk — Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•
Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•
Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (formerly known as the Investor Class). The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as other benchmarks. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Accelerating Dividend Fund Total Returns as of 12/31 Each Year Institutional Class
Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
14.26%	9/30/09	(15.77)%	9/30/11

Average Annual Total Returns (For the periods ending December 31, 2012)	1 Year	Since Inception	Inception Date
Alpine Accelerating Dividend Fund – Institutional Class
Return Before Taxes	12.64%	12.12%	11/5/2008
Return After Taxes on Distributions	10.87%	10.84%
Return After Taxes on Distributions and Sale of Fund Shares	9.06%	10.14%
Alpine Accelerating Dividend Fund – Class A	6.19%	6.15%	12/30/2011
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	11.25%
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	10.24%	10.87%
Lipper Equity Income Funds Average	12.45%	12.97%(1)

(1)	The Lipper Equity Income Funds Average reflects a return from November 6, 2008 to December 31, 2012.

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

Management

Investment Adviser

Alpine Woods Capital Investors, LLC (the “Adviser”) serves as the Fund’s investment adviser.

Portfolio Managers

Mr. Bryan Keane, Portfolio Manager of the Adviser, and Mr. Andrew Kohl, Portfolio Manager of the Adviser, are the co-portfolio managers primarily responsible for the investment decisions of the Fund and have both managed the Fund since August 2010.

Purchase and Sale of Fund Shares

Class A

You may purchase or redeem Fund shares on any day the NYSE is open by contacting your financial intermediary. The minimum initial amount of investment in the Fund is $2,500. There is no minimum for subsequent investments.

Institutional Class

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary. The minimum initial amount of investment in the Fund is $1,000,000. There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.